EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Defined Benefit Pension Plans.
The Company maintains both qualified and non-qualified defined benefit pension plans for its U.S. employees employed prior to April 1, 2010.  Generally, the Company computes the benefits based on average earnings over a period prescribed by the plans and credited length of service.  The Company’s non-qualified defined benefit pension plan provided compensating pension benefits for participants whose benefits have been curtailed under the qualified plan due to the U.S. Internal Revenue Code (the “IRC”) limitations.
Effective January 1, 2018, participants of the Company’s non-qualified defined benefit pension plan no longer accrue additional service benefits. Additionally, on November 15, 2023, the Company's Board approved the termination of the qualified defined benefit pension plan. In June 2024, the Company amended the qualified defined benefit pension plan to freeze all benefits accruals and terminate the plan effective June 30, 2024. Plan participants no longer accrue future plan benefits after June 30, 2024. In the second quarter of 2025, the Company entered into an annuity purchase contract to liquidate the plan and settled substantially all of the pension benefit obligation. Upon termination of the qualified defined benefit pension plan, participants were given the option to receive a lump sum payout or receive payments from the annuity purchaser. In June 2025, the Company executed a lump sum payout of $49 million for a specified group of elected participants and completed the transfer of the agreed-upon annuity contract purchase consideration of $186 million for a total payout of $235 million. Final settlement of the annuity contract purchase occurred in November 2025 at which time the Company was relieved of all remaining plan benefit obligation.
Plan assets consist primarily of shares in investment trusts with 100% of the underlying assets consisting of short-term investments.  The Company manages the qualified plan investments for U.S. employees.
The Company’s contributions to the defined benefit pension plans were not significant for the years ended December 31, 2025, 2024 and 2023, although such contributions are not required under U.S. Internal Revenue Service (the “IRS”) regulations.
The following table summarizes the Company’s pension expense for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Pension expense (income)	$(30)	$(15)	$5
The following table summarizes the status of these defined benefit plans for U.S. employees for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Change in projected benefit obligation:
Benefit obligation at beginning of year	$259	$295
Service cost	—	3
Interest cost	7	14
Actuarial (gain)/loss	(19)	(17)
Curtailment	(235)	(21)
Benefits paid	(8)	(15)
Projected benefit obligation at end of year	3	259

Change in plan assets:
Fair value of plan assets at beginning of year	331	308
Actual return on plan assets	7	35
Actual contributions during the year	1	3
Curtailment	(235)	—
Benefits paid	(8)	(15)
Fair value of plan assets at end of year	96	331

Funded status at end of year	$93	$73
(Some amounts may not reconcile due to rounding.)
Amounts recognized in the consolidated balance sheets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Other assets (due beyond one year)	$96	$76
Other liabilities (due within one year)	(1)	(1)
Other liabilities (due beyond one year)	(2)	(3)
Net amount recognized in the consolidated balance sheets	$93	$73
(Some amounts may not reconcile due to rounding.)
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Accumulated income (loss)	$(1)	$9
Accumulated other comprehensive income (loss)	$(1)	$9
(Some amounts may not reconcile due to rounding.)
Other changes in other comprehensive income (loss) for the periods indicated are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Other comprehensive income (loss) at December 31, prior year	$9	$(33)
Net gain (loss) arising during period	17	51
Recognition of amortizations in net periodic benefit cost:
Actuarial loss	(27)	(9)
Curtailment loss recognized	—	—
Other comprehensive income (loss) at December 31, current year	$(1)	$9
(Some amounts may not reconcile due to rounding.)
Net periodic benefit cost for U.S. employees included the following components for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Service cost	$—	$3	$5
Interest cost	7	14	14
Expected return on assets	(9)	(22)	(19)
Amortization of actuarial loss from earlier periods	—	—	4
Settlement	(27)	(9)	—
Net periodic benefit cost	$(30)	$(15)	$5

Other changes recognized in other comprehensive income (loss):
Other comprehensive income (loss) attributable to change from prior year	10	(42)

Total recognized in net periodic benefit cost and other
comprehensive income (loss)	$(20)	$(57)
(Some amounts may not reconcile due to rounding.)
In 2025, the weighted average discount rate used to determine net periodic benefit cost was 4.75% for annuities and ranged from 4.66% to 5.57% for lump sums. The weighted average discount rates used to determine net periodic benefit cost for 2024 and 2023 were 5.00% and 5.25%, respectively.  The rate of compensation increase used to determine the net periodic benefit cost for January 2024 through April 2024 was 4.00%. The net periodic benefit cost was remeasured at May 1, 2024 due to plan curtailment. Rate of compensation increase is not applicable to calculate the net periodic benefit cost for May 2024 through December 2024. The rate of compensation increase used to determine the net periodic benefit cost for 2023 was 4.00%.  The expected long-term rate of return on plan assets for 2025, 2024 and 2023 was 4.25%, 7.25% and 7.00% respectively.
The weighted average discount rates used to determine the actuarial present value of the projected benefit obligation for 2023 was 5.00%. In 2024, the weighted average discount rate used to determine the actuarial present value of the projected benefit obligation, based on plan termination rates, was 4.75% for annuities and ranged from 4.66% to 5.57% for lump sums.
The following table summarizes the accumulated benefit obligation for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Qualified Plan	$—	$255
Non-qualified Plan	3	3
Total	$3	$259
(Some amounts may not reconcile due to rounding.)
The following table displays the plans with projected benefit obligations in excess of plan assets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Non-qualified Plan
Projected benefit obligation	$3	$3
Fair value of plan assets	—	—
The following table displays the plans with accumulated benefit obligations in excess of plan assets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Non-qualified Plan
Accumulated benefit obligation	$3	$3
Fair value of plan assets	—	—
The following table displays the expected benefit payments for the non-qualified defined benefit pension plan in the periods indicated:

(Dollars in millions)
2026	$1
2027	1
2028	—
2029	—
2030	—
Next 5 years	1
The fair value measurement levels for the qualified plan assets were all categorized as Level 1 short-term investments with a fair value of $96 million and $331 million for the years ended December 31, 2025 and 2024, respectively.
No contributions were made to the qualified pension benefit plan for the years ended December 31, 2025 and 2024.
Defined Contribution Plans.
The Company also maintains both qualified and non-qualified defined contribution plans (“Savings Plan” and “Non-Qualified Savings Plan”, respectively) covering U.S. employees.  Under the plans, the Company contributes up to a maximum 3% of the participants’ compensation based on the contribution percentage of the employee.  The Non-Qualified Savings Plan provides compensating savings plan benefits for participants whose benefits have been curtailed under the Savings Plan due to IRC limitations.  In addition, effective for new hires (and rehires) on or after April 1, 2010, the Company will contribute between 3% and 8% of an employee’s earnings for each payroll period based on the employee’s age.  These contributions will be 100% vested after three years. The Company incurred expenses related to these plans of $27 million, $26 million and $22 million for the years ended December 31, 2025, 2024 and 2023, respectively.
In addition, the Company maintains several defined contribution pension plans covering non-U.S. employees.  Each international office maintains a separate plan for the non-U.S. employees working in that location.  The Company contributes various amounts based on salary, age and/or years of service.  In the current year, the contributions as a percentage of salary for the international offices ranged from 4.3% to 21.1%.  The contributions are generally used to purchase pension benefits from local insurance providers.  The Company incurred expenses related to these plans of $14 million, $9 million and $6 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Post-Retirement Plan.
The Company sponsors a Retiree Health Plan for employees employed prior to April 1, 2010.  This plan provides healthcare benefits for eligible retired employees (and their eligible dependents), who have elected coverage.  The Company anticipates that most covered employees will become eligible for these benefits if they retire while working for the Company.  The cost of these benefits is shared with the retiree.  The Company accrues the post-retirement benefit expense during the period of the employee’s service. A medical cost trend rate of 7.50% in 2025 was assumed to decrease gradually to 4.75% in 2033 and then remain at that level. The post-retirement benefit expenses incurred by the Company were not significant for the years ended December 31, 2025, 2024 and 2023.
The following table summarizes the status of this plan for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Change in projected benefit obligation:
Benefit obligation at beginning of year	$21	$22
Service cost	—	—
Interest cost	1	1
Amendments	—	—
Actuarial (gain)/loss	2	(1)
Benefits paid	(1)	(1)
Benefit obligation at end of year	24	21

Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Employer contributions	1	1
Benefits paid	(1)	(1)
Fair value of plan assets at end of year	—	—

Funded status at end of year	$(24)	$(21)
Amounts recognized in the consolidated balance sheets for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Other liabilities (due within one year)	$(1)	$(1)
Other liabilities (due beyond one year)	(23)	(21)
Net amount recognized in the consolidated balance sheets	$(24)	$(21)
(Some amounts may not reconcile due to rounding.)
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024
Accumulated income (loss)	$8	$11
Accumulated prior service credit (cost)	—	—
Accumulated other comprehensive income (loss)	$8	$12
Other changes in other comprehensive income (loss) for the periods indicated are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Other comprehensive income (loss) at December 31, prior year	$12	$12
Net gain (loss) arising during period	(2)	1
Prior Service credit (cost) arising during period	—	—
Recognition of amortizations in net periodic benefit cost:
Actuarial loss (gain)	(1)	(1)
Prior service cost	—	—
Other comprehensive income (loss) at December 31, current year	$8	$12
Net periodic benefit cost included the following components for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Service cost	$—	$—	$1
Interest cost	1	1	1
Prior service credit recognition	—	—	—
Net gain recognition	(1)	(1)	(2)
Net periodic cost	$—	$—	$(1)

Other changes recognized in other comprehensive income (loss):
Other comprehensive gain (loss) attributable to change from prior year	3	1

Total recognized in net periodic benefit cost and
other comprehensive income (loss)	$3	$—
(Some amounts may not reconcile due to rounding.)
The weighted average discount rates used to determine net periodic benefit cost for 2025, 2024 and 2023 were 5.64%, 5.00% and 5.25%, respectively.
The weighted average discount rates used to determine the actuarial present value of the projected benefit obligation at year-end 2025, 2024 and 2023 were 5.53%, 5.64% and 5.00%, respectively.
The following table displays the expected benefit payments in the years indicated:

(Dollars in millions)
2026	$1
2027	1
2028	1
2029	1
2030	2
Next 5 years	8